Calvert

Global Energy Solutions Fund

December 31, 2019

Schedule of Investments (Unaudited)

Common Stocks — 99.1%

Security	Shares	Value
Austria — 1.5%
ANDRITZ AG	18,501	$795,362
Verbund AG	10,850	544,667

		$1,340,029

Belgium — 1.0%
Umicore SA	19,277	$939,445

Brazil — 1.1%
Omega Geracao SA(1)	50,300	$456,397
Sao Martinho SA	97,552	575,219

		$1,031,616

Canada — 3.8%
Boralex, Inc., Class A(2)	27,601	$519,904
Brookfield Renewable Partners LP	13,637	635,893
Canadian Solar, Inc.(1)(2)	28,570	631,397
Innergex Renewable Energy, Inc.(2)	41,058	533,085
Northland Power, Inc.(2)	28,003	586,563
TransAlta Renewables, Inc.(2)	45,180	539,982

		$3,446,824

China — 7.6%
BYD Co., Ltd., Class H(2)	98,500	$491,251
China Everbright International, Ltd.	747,037	599,048
China High Speed Transmission Equipment Group Co., Ltd.(2)	853,000	603,732
China Longyuan Power Group Corp., Ltd., Class H	968,000	612,155
Daqo New Energy Corp. ADR(1)(2)	14,029	718,285
Dongfang Electric Corp., Ltd., Class H	880,400	531,127
Huaneng Renewables Corp., Ltd., Class H	1,413,955	549,829
JinkoSolar Holding Co., Ltd. ADR(1)	31,678	712,438
Tianneng Power International, Ltd.	838,000	638,182
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	548,700	637,619
Xinyi Solar Holdings, Ltd.	1,136,000	807,149

		$6,900,815

Denmark — 2.6%
Novozymes A/S, Class B	11,405	$558,241
Orsted A/S(3)	5,106	528,230
Rockwool International A/S, Class B	2,073	491,566
Vestas Wind Systems A/S	7,334	740,781

		$2,318,818

Finland — 1.1%
Metsa Board Oyj	75,820	$510,043
Neste Oyj	14,719	512,236

		$1,022,279

Security	Shares	Value
France — 4.4%
Albioma SA	18,934	$553,006
Cie de Saint-Gobain	13,636	558,610
Danone SA	5,749	477,431
Legrand SA	7,554	616,888
Nexans SA	12,561	614,658
Schneider Electric SE	6,535	671,404
Valeo SA	13,668	484,438

		$3,976,435

Germany — 9.2%
Aumann AG(3)	29,708	$511,718
Bayerische Motoren Werke AG	6,351	520,183
Daimler AG	9,050	500,323
Deutsche Post AG	13,309	506,063
Encavis AG	51,394	539,406
Evonik Industries AG	17,149	523,770
HeidelbergCement AG	6,529	474,429
Infineon Technologies AG	43,553	984,052
Nordex SE(1)	45,229	605,665
OSRAM Licht AG(1)	11,829	538,041
Siemens AG	5,180	676,464
SMA Solar Technology AG(1)	15,696	605,855
Varta AG(1)	5,404	732,603
VERBIO Vereinigte BioEnergie AG	42,383	555,309

		$8,273,881

Hong Kong — 0.6%
Cathay Pacific Airways, Ltd.(2)	364,000	$538,129

Ireland — 1.2%
CRH PLC	13,137	$526,911
Kingspan Group PLC	9,677	592,548

		$1,119,459

Italy — 2.0%
Enel SpA	104,257	$828,199
ERG SpA	22,816	492,028
Falck Renewables SpA	84,984	454,166

		$1,774,393

Japan — 6.5%
Daikin Industries, Ltd.	4,200	$592,577
Ferrotec Holdings Corp.	61,500	519,761
GS Yuasa Corp.	32,200	694,049
Hitachi Metals, Ltd.	35,500	522,550
Meidensha Corp.	30,000	661,491
Mitsubishi Electric Corp.	43,200	588,197
Nidec Corp.	3,300	450,726
Nippon Express Co., Ltd.	7,900	463,090
Nissan Motor Co., Ltd.	77,500	449,092
Sumitomo Chemical Co., Ltd.	105,700	479,938
Yokogawa Electric Corp.	27,000	474,149

		$5,895,620

Netherlands — 0.5%
Signify NV(3)	15,600	$488,261

Security	Shares	Value
New Zealand — 1.4%
Mercury NZ, Ltd.	173,501	$590,194
Meridian Energy, Ltd.	189,760	639,207

		$1,229,401

Norway — 1.2%
Norsk Hydro ASA	138,242	$514,068
Scatec Solar ASA(3)	41,068	583,013

		$1,097,081

Portugal — 2.0%
Altri SGPS SA	76,314	$487,134
EDP Renovaveis SA	48,851	576,818
EDP-Energias de Portugal SA	165,079	716,343

		$1,780,295

Singapore — 0.6%
City Developments, Ltd.	64,500	$524,955

South Korea — 2.6%
LG Chem, Ltd.	1,920	$526,184
LG Display Co., Ltd.(1)	37,152	519,761
Samsung SDI Co., Ltd.	4,238	863,337
Seoul Semiconductor Co., Ltd.	31,730	444,630

		$2,353,912

Spain — 3.6%
Acciona SA(2)	5,120	$539,836
Atlantica Yield PLC	20,183	532,630
Ence Energia y Celulosa SA(2)	119,180	492,091
Iberdrola SA	49,499	510,115
Red Electrica Corp. SA	25,058	504,913
Siemens Gamesa Renewable Energy SA	35,769	629,916

		$3,209,501

Sweden — 0.6%
Nibe Industrier AB, Class B	33,085	$574,004

Switzerland — 3.1%
ABB, Ltd.	28,655	$691,249
Clariant AG	24,161	539,959
Gurit Holding AG	385	594,912
Landis+Gyr Group AG	4,524	470,254
Meyer Burger Technology AG(1)(2)	1,198,915	465,136

		$2,761,510

Taiwan — 5.7%
Chroma ATE, Inc.	106,000	$515,527
Delta Electronics, Inc.	177,000	895,686
Epistar Corp.	605,000	651,859
Everlight Electronics Co., Ltd.	520,000	603,074
Kung Long Batteries Industrial Co., Ltd.	108,000	536,985
OptoTech Corp.	620,200	532,765
Simplo Technology Co., Ltd.	67,000	678,339
Sino-American Silicon Products, Inc.	233,000	773,894

		$5,188,129

Security	Shares	Value
Thailand — 1.5%
BCPG PCL	731,200	$394,824
CK Power PCL	2,400,500	396,646
Energy Absolute PCL, NVDR	390,100	568,245

		$1,359,715

United Kingdom — 4.0%
Croda International PLC	7,784	$528,757
easyJet PLC	28,766	541,861
John Laing Group PLC(3)	100,791	508,843
Johnson Matthey PLC	13,221	525,685
SIG PLC	239,799	391,008
Smart Metering Systems PLC(2)	70,243	523,642
United Utilities Group PLC	45,862	573,912

		$3,593,708

United States — 29.7%
3M Co.	2,945	$519,557
AAON, Inc.	8,732	431,448
Acuity Brands, Inc.	3,749	517,362
Advanced Emissions Solutions, Inc.(2)	47,717	501,029
Alphabet, Inc., Class A(1)	383	512,986
Ameresco, Inc., Class A(1)	20,565	359,888
American Superconductor Corp.(1)(2)	58,600	460,010
Aptiv PLC	6,169	585,870
BorgWarner, Inc.	12,316	534,268
Clearway Energy, Inc., Class C	27,229	543,219
Covanta Holding Corp.	34,412	510,674
Cree, Inc.(1)	11,063	510,557
Delphi Technologies PLC	32,695	419,477
Eaton Corp. PLC	6,653	630,172
Emerson Electric Co.	8,666	660,869
EnerSys	10,354	774,790
Enviva Partners LP	13,352	498,163
First Solar, Inc.(1)(2)	13,632	762,847
General Mills, Inc.	9,370	501,857
Gibraltar Industries, Inc.(1)	8,362	421,779
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(2)	16,698	537,342
Ingersoll-Rand PLC	4,680	622,066
International Business Machines Corp.	3,523	472,223
Itron, Inc.(1)	5,842	490,436
Johnson Controls International PLC	14,179	577,227
Livent Corp.(1)(2)	82,266	703,374
Microsoft Corp.	3,317	523,091
NextEra Energy Partners LP	10,950	576,517
NextEra Energy, Inc.	2,121	513,621
ON Semiconductor Corp.(1)	24,582	599,309
Ormat Technologies, Inc.	7,640	569,333
Owens Corning	7,771	506,048
Pattern Energy Group, Inc., Class A	20,346	544,357
Plug Power, Inc.(1)(2)	126,149	398,631
Power Integrations, Inc.	7,788	770,311
Renewable Energy Group, Inc.(1)(2)	26,912	725,278
Rockwell Automation, Inc.	3,051	618,346

Security	Shares	Value
Sensata Technologies Holding PLC(1)	10,266	$553,029
SolarEdge Technologies, Inc.(1)	9,214	876,159
SunPower Corp.(1)(2)	58,150	453,570
Sunrun, Inc.(1)(2)	36,858	509,009
Tenneco, Inc., Class A	30,784	403,270
TerraForm Power, Inc., Class A	36,598	563,243
Tesla, Inc.(1)	1,887	789,389
Universal Display Corp.	4,251	876,004
Vivint Solar, Inc.(1)(2)	54,779	397,696
Waste Management, Inc.	4,509	513,846
Whirlpool Corp.(2)	3,364	496,291

		$26,835,838

Total Common Stocks (identified cost $76,215,194)		$89,574,053

High Social Impact Investments — 0.4%

Security	Principal Amount (000’s omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(4)(5)	$264	$258,766
ImpactAssets Inc., Global Sustainable Agriculture Notes, 3.39%, 11/3/20(4)(6)	53	52,869
ImpactAssets Inc., Microfinance Plus Notes, 1.98%, 11/3/20(4)(6)	68	66,974

Total High Social Impact Investments (identified cost $384,568)		$378,609

Short-Term Investments — 4.1%

Securities Lending Collateral — 4.1%

Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(7)	3,675,189	$3,675,189

Total Securities Lending Collateral (identified cost $3,675,189)		$3,675,189

Total Short-Term Investments (identified cost $3,675,189)		$3,675,189

Total Investments (identified cost $80,274,951) — 103.6%		$93,627,851

Other Assets, Less Liabilities — (3.6%)		$(3,257,799)

Net Assets — 100.0%		$90,370,052

The percentage shown for each investment category in the Schedule of Investments is based on net assets.

Notes to Schedule of Investments

(1)	Non-income producing security.

(2)

All or a portion of this security was on loan at December 31, 2019. The aggregate market value of securities on loan at December 31, 2019 was $10,622,479 and the total market value of the collateral received by the Fund was $11,116,580, comprised of cash of $3,675,189 and U.S. government and/or agency securities of $7,441,391.

(3)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $2,620,065, which represents 2.9% of the net assets of the Fund as of December 31, 2019.

(4)	Restricted security. Total market value of restricted securities amounts to $378,609, which represents 0.4% of the net assets of the Fund as of December 31, 2019.

(5)	Affiliated company.

(6)

Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at December 31, 2019.

(7)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:

ADR	-	American Depositary Receipt

NVDR	-	Non-Voting Depository Receipt

PCL	-	Public Company Limited

At December 31, 2019, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:

Sector Allocation (% of net assets)
Industrials	32.5%
Information Technology	21.8
Utilities	20.8
Materials	11.0
Consumer Discretionary	7.0
Energy	2.5
Consumer Staples	1.7
Real Estate	1.2
Communication Services	0.6
High Social Impact Investments	0.4

Total	99.5%

Restricted Securities	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20	12/13/19	$263,568
ImpactAssets Inc., Global Sustainable Agriculture Notes, 3.39%, 11/3/20	11/13/15	53,000
ImpactAssets Inc., Microfinance Plus Notes, 1.98%, 11/3/20	11/13/15	68,000

At December 31, 2019, the value of the Fund’s investment in Calvert Impact Capital, Inc., (the Notes) was $258,766, which represents 0.3% of the Fund’s net assets. Transactions in the Notes by the Fund for the fiscal year to date ended December 31, 2019 were as follows:

Name of Issuer	Value, beginning of period	Purchases	Sales proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value, end of period	Interest Income	Capital Gain Distributions Received	Principal amount, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19(1)	$1,790,478	$—	($1,800,000)	$—	$9,522	$—	$5,250	$—	$—
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(1)	—	263,568	—	—	(4,802)	258,766	110	—	263,568

Total				$—	$4,720	$258,766	$5,360	$—

(1)	Restricted security.

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the market value of the Fund’s holdings as of December 31, 2019, based on the inputs used to value them:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Brazil	$1,031,616	$—		$—	$1,031,616
Canada	3,446,824	—		—	3,446,824
China	1,430,723	5,470,092		—	6,900,815
Germany	538,041	7,735,840		—	8,273,881
Spain	532,630	2,676,871		—	3,209,501
United States	26,835,838	—		—	26,835,838
Other Countries(1)	—	39,875,578		—	39,875,578
Total Common Stocks	$33,815,672	$55,758,381	(2)	$—	$89,574,053
High Social Impact Investments	—	378,609		—	378,609
Short-Term Investments	3,675,189	—		—	3,675,189
Total Investments	$37,490,861	$56,136,990		$—	$93,627,851

(1)	For further breakdown of equity securities by country, please refer to the Schedule of Investments.
(2)

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2019 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.